ACQUISITIONS (Schedule of estimated discounted fair value) (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
Total	$ 217,268
Customer and related relationships [Member]
Total	39,578
Website [Member]
Total	$ 177,690